Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jun. 26, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class P, Class R and Class R6 Shares of the

Goldman Sachs Clean Energy Income Fund

(the “Fund”)

Supplement dated February 17, 2021 to the Summary Prospectuses, Prospectuses and Statements of Additional Information (“SAIs”)

dated June 26, 2020, as supplemented to date

Effective immediately, the Fund may invest in special purposes acquisition companies as part of its principal investment strategy. Accordingly, the Prospectuses are revised as follows:

The following sentence is added to: (1) the end of the sixth paragraph of the “Principal Strategy” section of the Summary Prospectuses; (2) the end of the sixth paragraph of the “Goldman Sachs Clean Energy Income Fund—Summary—Principal Strategy” section of the Prospectuses; and (3) the end of the sixth paragraph of the “Investment Management Approach—Principal Investment Strategies” section of the Prospectuses:

The Fund may invest in stock, warrants and other securities of special purpose acquisition companies (“SPACs”).

The following is added to the “Goldman Sachs Clean Energy Income Fund—Summary—Principal Risks of the Fund” section of the Prospectuses:

Special Purpose Acquisition Companies Risk—The Fund may invest in stock, warrants and other securities of SPACs. SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions. The value of a SPAC’s securities is particularly dependent on the ability of its management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions completed by the SPACs in which the Fund invests will be profitable. The values of investments in SPACs may be highly volatile and these investments may also have little or no liquidity.

Goldman Sachs Clean Energy Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class P, Class R and Class R6 Shares of the

Goldman Sachs Clean Energy Income Fund

(the “Fund”)

Supplement dated February 17, 2021 to the Summary Prospectuses, Prospectuses and Statements of Additional Information (“SAIs”)

dated June 26, 2020, as supplemented to date

Effective immediately, the Fund may invest in special purposes acquisition companies as part of its principal investment strategy. Accordingly, the Prospectuses are revised as follows:

The following sentence is added to: (1) the end of the sixth paragraph of the “Principal Strategy” section of the Summary Prospectuses; (2) the end of the sixth paragraph of the “Goldman Sachs Clean Energy Income Fund—Summary—Principal Strategy” section of the Prospectuses; and (3) the end of the sixth paragraph of the “Investment Management Approach—Principal Investment Strategies” section of the Prospectuses:

The Fund may invest in stock, warrants and other securities of special purpose acquisition companies (“SPACs”).

The following is added to the “Goldman Sachs Clean Energy Income Fund—Summary—Principal Risks of the Fund” section of the Prospectuses:

Special Purpose Acquisition Companies Risk—The Fund may invest in stock, warrants and other securities of SPACs. SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions. The value of a SPAC’s securities is particularly dependent on the ability of its management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions completed by the SPACs in which the Fund invests will be profitable. The values of investments in SPACs may be highly volatile and these investments may also have little or no liquidity.